Investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [Abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2025	2024
	$	$

Balance - January 1	43,262	87,444
Share of loss, net (i)	(14,178)	(30,025)
Share of other comprehensive (loss) income, net (i)	(601)	463
Net loss on ownership dilution (ii)	-	(9,300)
Gain on deemed disposal (iii)	54,439	-
Transfers to other investments (Note 10) (iii)	(84,502)	-
Foreign exchange revaluation impact	1,580	(5,320)
Balance - December 31	-	43,262

Disclosure of associates [Table Text Block]
Osisko Development
2024 (i)
$

Current assets	42,949
Non-current assets	525,269
Current liabilities	(90,842)
Non-current liabilities	(85,590)
Net assets	391,786

Revenues	8,421
Net loss	(153,087)
Other comprehensive income	1,440
Comprehensive loss	(151,647)

Material investment - Reconciliation to carrying amounts

Osisko Development (i)
2024
$

Opening net assets, at lag	538,570
Loss for the period	(153,087)
Other comprehensive gain for the period	1,440
Other equity transactions, impact of foreign exchange variations and others	4,863
Closing net assets, at lag	391,786

Company's share in % (ii)	39.7%
Company's share in $, at lag	155,539
Initial recognition impairment (iii)	(73,039)
Investment impairment (iv)	(17,590)
Impact of dilution, foreign exchange variations and others	(12,348)
Carrying amount, at lag	52,562
Adjustments for events during the lag period (iv), (v)	(9,300)
Carrying amount, as per balance sheet	43,262

Fair value of investment (vi)	54,210